INCOME TAX	12 Months Ended
Dec. 31, 2016
INCOME TAX
INCOME TAX

20      INCOME TAX

Pursuant to the rules and regulations of the Cayman Islands, GDS Holdings is not subject to any income tax in the Cayman Islands.

The Company’s PRC entities are subject to the PRC Corporate Income Tax (“CIT”) rate of 25%.

The Company’s Hong Kong entities are subject to the Hong Kong Profits Tax rate of 16.5%.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Years ended December 31,
	2014	2015	2016
Loss before income taxes:
PRC	112,572	94,190	144,158
Other jurisdictions	22,010	16,377	140,569

Total loss before income taxes	134,582	110,567	284,727

Current tax expenses:
PRC	436	(1,650)	311
Other jurisdictions	5	256	1,998

Total current tax expenses(benefits)	441	(1,394)	2,309

Deferred tax benefits:
PRC	(4,877)	(10,589)	(10,935)
Other jurisdictions	(147)	—	311

Total deferred tax benefits	(5,024)	(10,589)	(10,624)

Total income taxes benefits	(4,583)	(11,983)	(8,315)

The actual income tax expense reported in the consolidated statements of operations differs from the amount computed by applying the PRC statutory income tax rate to loss before income taxes due to the following:

	Years ended December 31,
	2014	2015	2016

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC entities not subject to income tax	(1.8)%	(3.8)%	(13.7)%
Tax differential for entities in non-PRC jurisdiction	(0.8)%	0.0%	0.5%
Tax effect of permanent differences	(0.4)%	(0.6)%	(0.3)%
Change in valuation allowance	(18.4)%	(9.4)%	(8.4)%
Return to provision adjustment	(0.2)%	(0.4)%	(0.2)%

	3.4%	10.8%	2.9%

The components of deferred tax assets and liabilities are as follows:

	As at December 31
	2015	2016
Deferred tax assets:
Bad debt provision	539	—
Government subsidy	4,067	3,763
Accrued expenses	8,732	23,324
Asset retirement obligation	1,444	2,377
Net operating loss carry forwards	135,878	141,749

Total gross deferred tax assets	150,660	171,213
Valuation allowance on deferred tax assets	(118,952)	(134,935)

Deferred tax assets, net of valuation allowance	31,708	36,278

Deferred tax liabilities:
Property and equipment	(37,982)	(36,644)
Intangible assets	(11,430)	(22,914)
Prepaid land use rights	(1,774)	(1,733)
Obligation under capital lease and other financing obligations	(10,657)	(15,641)

Total deferred tax liabilities	(61,843)	(76,932)

Net deferred tax liabilities	(30,135)	(40,654)

Analysis as:
Current deferred tax assets (note 4)	5,193	—
Non-current deferred tax assets	2,363	12,626
Non-current deferred tax liabilities	(37,691)	(53,280)

Net deferred tax liabilities	(30,135)	(40,654)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Years ended December 31,
	2014	2015	2016

Balance at the beginning of the year	117,065	116,403	118,952
(Decrease) increase during the year	(662)	2,549	15,983

Balance at the end of the year	116,403	118,952	134,935

Management believes it is more likely than not that the deferred tax asset, net of the valuation allowance as of December 31, 2016, will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.  As of December 31, 2016, the valuation allowance of RMB134,935 was related to the deferred income tax asset of certain subsidiaries of the Company.  These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized.  The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

During the year ended December 31, 2016, certain net operating losses carry forwards expired. A full valuation allowance was provided against these net operating losses carry forwards as of the end of December 31, 2015. The net operating losses carry forwards of the Company’s PRC subsidiaries amounted to RMB493,057 as of December 31, 2016, of which RMB32,405, RMB64,427, RMB222,900, RMB60,137 and RMB113,188 will expire if unused by December 31, 2017, 2018, 2019, 2020 and 2021, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status.  The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The CIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2015 and 2016, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC.